Share-Based Payments - Additional Information (Details)			12 Months Ended
	Jun. 21, 2022 CAD ($) shares	Jun. 14, 2021 CAD ($) shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2023 CAD ($) shares $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2022 CAD ($) shares $ / shares	Sep. 14, 2022 shares	Jun. 21, 2022 $ / shares	Jun. 21, 2022 CAD ($) $ / shares shares	Sep. 14, 2021 shares	Jun. 14, 2021 $ / shares	Jun. 14, 2021 CAD ($) $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allowable Purchase for Cancellation of Subordinate Voting Shares							2,491,128			5,462,572
Normal course issuer bid, percentage of public float							5.00%			10.00%
Number of subordinated voting shares purchased (in shares)		1,073,302
Exercise price (in CAD per option) | (per share)								$ 1.06	$ 1.38		$ 0.99	$ 1.20
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares				$ 2.66		$ 3.40
Share Based Compensation Expense, Deferred Stock Units | $				$ 671,000
Restricted share units			181,498	181,498	181,498	181,498
Performance Share Units												332,263
Performance share units, vesting period	3 years	3 years
Vesting Date, Deferred Stock Units				1 year
Share based Payment Arrangement, Maximum Eligible Employee Annual Bonus DSU				50.00%
Share based Payment Arrangement, Maximum Eligible Employee Annual Matching DSUs				25.00%
Matricis Informatique Inc.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of vested shares | $				$ 100,000		$ 350,000
Alithya Travercent LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of vested shares | $				0		453,000
Askida Inc.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of vested shares | $				251,000		721,000
Datum Consulting Group, LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of vested shares | $				$ 2,644,000		$ 0
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable at year end (in shares)			3,400,696	3,400,696	3,079,598	3,079,598
Options issued (in shares)									626,230			774,202
United States of America, Dollars
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options issued (in shares)									265,125			299,100
Performance Share Unit (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Share Units									528,120			332,263
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of other equity instruments granted | $	$ 1,716,000	$ 1,077,000
Fair value of other equity instruments granted (in CAD per share) | $									$ 3.25			$ 3.24
DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settlement period, Canadian participants				90 days
Settlement period, US Participants				6 months
Aggregate fair value of other equity instruments granted | $				$ 579,000		$ 576,000
Multiple Voting Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options available to purchase of shares (in shares)				505,264		657,896
Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years
Number of subordinated voting shares purchased (in shares)	891,355
Long Term Incentive Plan | CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable at year end (in shares)			1,464,014	1,464,014	1,289,896	1,289,896
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares				$ 2.27		$ (1.92)
Long Term Incentive Plan | United States of America, Dollars
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable at year end (in shares)			284,400	284,400	237,909	237,909
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares			$ 0		$ 1.67
Long Term Incentive Plan | Subordinate Voting Shares and Multiple Voting Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of aggregate number of shares issued and outstanding				10.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee’s basic contribution				10.00%